PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT [abstract]
Disclosure of property, plant and equipment
14.	PROPERTY, PLANT AND EQUIPMENT

	Oil and gas properties	Vehicles and office equipment and others	Total

Cost:

At January 1, 2018 (restated)	895,141	5,062	900,203
Additions	58,232	120	58,352
Acquisitions	264	-	264
Disposals and write-offs	(2,751)	(41)	(2,792)
Exchange differences	21,719	128	21,847

At December 31, 2018 (restated)	972,605	5,269	977,874

At January 1, 2019 (restated)	972,605	5,269	977,874
Additions	78,523	710	79,233
Acquisitions	5,619	-	5,619
Disposals and write-offs	(9,270)	(313)	(9,583)
Exchange differences	8,463	36	8,499

At December 31, 2019	1,055,940	5,702	1,061,642

Accumulated depreciation, depletion and amortization and impairment:

At January 1, 2018 (restated)	(496,763)	(1,924)	(498,687)
Depreciation charge for the year	(50,401)	(409)	(50,810)
Impairment	(5,861)	-	(5,861)
Disposals and write-offs	1,497	38	1,535
Exchange differences	(10,616)	(52)	(10,668)

At December 31, 2018(restated)	(562,144)	(2,347)	(564,491)

At January 1, 2019(restated)	(562,144)	(2,347)	(564,491)
Depreciation charge for the year	(54,451)	(411)	(54,862)
Impairment	(2,072)	-	(2,072)
Disposals and write-offs	4,312	278	4,590
Exchange differences	(4,233)	(20)	(4,253)

At December 31, 2019	(618,588)	(2,500)	(621,088)

Net book value:
At December 31, 2018 (restated)	410,461	2,922	413,383

At December 31, 2019	437,352	3,202	440,554

Included in the current year's additions was an amount of approximately RMB3,048 million (2018: approximately RMB2,838 million, 2017: approximately RMB2,495 million ) in respect of interest capitalized in property, plant and equipment (note 8). Included also in the depreciation charge for the year was an amount of approximately RMB1,199 million (2018: approximately RMB1,298 million, 2017: approximately RMB636 million) in respect of a depreciation charge on dismantlement cost capitalized in oil and gas properties.

Impairment and provision recognized during the year included the impairment loss to reduce the carrying amount of certain oil and gas properties to the recoverable amount. In 2019, impairment losses of RMB513 million and RMB1,559 million related to oil and gas properties in China and North America were recognized as impairment and provision in profit or loss, primarily triggered by reserve decrease. In 2018, an impairment loss of RMB5,387 million related to certain exploration and evaluation assets in North America was recognized as exploration expenses in profit or loss, primarily triggered by the uncertainty of future development.

For both years, the recoverable amount was calculated based on the assets’ value in use and was determined at the cash-generating unit level. The Company identifies a field or a group of fields that could generate cash inflows independently as a cash-generating unit. The principal parameters used in determining the recoverable amount of the Group’s assets include estimates of proved and unproved reserves, future commodity prices that come from the price forecast of respected and independent institutions, combined with internal analysis and judgment of the international market environment, as well as best estimates of drilling and development costs.

The discount rate is derived from the Company’s weighted average cost of capital ("WACC") and is adjusted, where applicable, to take into account any specific risks relating to the country where the asset is located as well as the asset specific characteristics, such as specific tax treatments, cash flow profiles and economic life. The discount rate used for value in use calculations was 8% in 2019 after tax (2018: 8%). A derived pre-tax discount rate would be 8%-10% (2018: 9%).

In June 2016, the book value of the Long Lake assets was written down to an estimated recoverable amount of RMB33,902 million. While the future operating plan of Long Lake assets is under assessment by management, there had not been any further impairment of such assets during the year ended December 31, 2019.